JPMorgan Investor Growth Fund
Schedule of Portfolio Investments as of March 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2024.

JPMorgan Investor Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 85.9%
Fixed Income — 11.5%
JPMorgan Core Bond Fund Class R6 Shares (a)	41,912	427,081
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	9,919	71,119
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	2,600	16,147
JPMorgan High Yield Fund Class R6 Shares (a)	9,360	60,186
JPMorgan Income Fund Class R6 Shares (a)	2,796	23,430
Total Fixed Income		597,963
International Equity — 14.6%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	4,156	126,499
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	6,497	103,037
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	4,398	146,867
JPMorgan International Equity Fund Class R6 Shares (a)	11,489	230,595
JPMorgan International Focus Fund Class R6 Shares (a)	5,713	147,682
Total International Equity		754,680
U.S. Equity — 59.8%
JPMorgan Equity Income Fund Class R6 Shares (a)	6,640	163,025
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	8,646	633,812
JPMorgan Large Cap Value Fund Class R6 Shares (a)	22,656	460,370
JPMorgan Mid Cap Growth Fund Class R6 Shares * (a)	1,978	105,042
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	361	20,639
JPMorgan Small Cap Value Fund Class R6 Shares (a)	3,071	87,359
JPMorgan U.S. Equity Fund Class R6 Shares (a)	32,081	761,597
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	3,632	276,501
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	10,210	417,197
JPMorgan Value Advantage Fund Class R6 Shares (a)	4,262	165,800
Total U.S. Equity		3,091,342
Total Investment Companies (Cost $3,010,097)		4,443,985
Exchange-Traded Funds — 12.8%
International Equity — 7.9%
JPMorgan International Research Enhanced Equity ETF (a)	6,516	408,015
U.S. Equity — 4.9%
JPMorgan Market Expansion Enhanced Equity ETF (a)	4,309	252,237
Total Exchange-Traded Funds (Cost $526,833)		660,252
Short-Term Investments — 1.3%
Investment Companies — 1.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b) (Cost $66,856)	66,856	66,856
Total Investments — 100.0% (Cost $3,603,786)		5,171,093
Other Assets Less Liabilities — 0.0% ^		211
NET ASSETS — 100.0%		5,171,304

Percentages indicated are based on net assets.

JPMorgan Investor Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
Abbreviations
ETF	Exchange Traded Fund

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2024.
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan Investor Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,171,093	$—	$—	$5,171,093

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$378,432	$56,310	$7,563	$(2,050)	$1,952	$427,081	41,912	$11,608	$—

JPMorgan Investor Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended March 31, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	$62,189	$11,512	$2,521	$(690)	$629	$71,119	9,919	$2,280	$—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	14,750	695	—	—	702	16,147	2,600	695	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	119,794	4,555	—	—	2,150	126,499	4,156	1,988	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	97,648	3,005	—	—	2,384	103,037	6,497	3,005	—
JPMorgan Equity Income Fund Class R6 Shares (a)	144,391	3,675	—	—	14,959	163,025	6,640	2,613	1,062
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	122,706	8,895	—	—	15,266	146,867	4,398	4,414	—
JPMorgan High Yield Fund Class R6 Shares (a)	55,142	2,832	—	—	2,212	60,186	9,360	2,833	—
JPMorgan Income Fund Class R6 Shares (a)	19,533	3,312	—	—	585	23,430	2,796	820	—
JPMorgan International Equity Fund Class R6 Shares (a)	190,756	21,508	—	—	18,331	230,595	11,489	5,086	—
JPMorgan International Focus Fund Class R6 Shares (a)	129,417	7,797	—	—	10,468	147,682	5,713	2,931	—
JPMorgan International Research Enhanced Equity ETF (a)	358,417	13,793	—	—	35,805	408,015	6,516	10,289	—
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	533,605	1,726	37,581	(744)	136,806	633,812	8,646	1,726	—
JPMorgan Large Cap Value Fund Class R6 Shares (a)	400,023	21,424	—	—	38,923	460,370	22,656	6,061	15,363
JPMorgan Market Expansion Enhanced Equity ETF (a)	222,014	—	6,741	(242)	37,206	252,237	4,309	2,964	—
JPMorgan Mid Cap Growth Fund Class R6 Shares (a) *	86,652	2,119	—	—	16,271	105,042	1,978	—	—
JPMorgan Realty Income ETF (a)	16,564	—	16,799	(2,919)	3,154	—	—	—	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	18,474	789	—	—	1,376	20,639	361	198	591
JPMorgan Small Cap Value Fund Class R6 Shares (a)	80,465	3,354	8,575	171	11,944	87,359	3,071	1,115	120
JPMorgan U.S. Equity Fund Class R6 Shares (a)	632,640	12,376	4,360	(437)	121,378	761,597	32,081	5,047	7,330
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	230,769	2,821	12,975	(353)	56,239	276,501	3,632	1,269	1,552
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	80,034	166,040	179,218	—	—	66,856	66,856	2,496	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	345,906	3,909	—	—	67,382	417,197	10,210	3,448	461
JPMorgan Value Advantage Fund Class R6 Shares (a)	139,889	10,615	—	—	15,296	165,800	4,262	2,794	7,820
Total	$4,480,210	$363,062	$276,333	$(7,264)	$611,418	$5,171,093		$75,680	$34,299

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2024.
*	Non-income producing security.